Financial Instruments and Derivatives - Commodity Price Risk (Details) - Commodity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	10.00%	10.00%
Crude oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ (118.4)	$ (134.4)
Possible decrease in risk variable, impact on pre-tax earnings	95.4	135.5
Natural gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	(38.5)	(25.4)
Possible decrease in risk variable, impact on pre-tax earnings	38.6	25.8
Differential, Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	27.9	15.5
Possible decrease in risk variable, impact on pre-tax earnings	(27.9)	(15.5)
Differential, Crude Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	1.8	0.0
Possible decrease in risk variable, impact on pre-tax earnings	$ (1.8)	$ 0.0